Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 144,745,000		$ 24,619,000
Less: Accumulated depreciation and amortization	18,710,000		7,954,000
Property and equipment, net	126,035,000		16,665,000
Depreciation expense	14,768,000		3,393,000		781,000
Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Area of office building and land use rights	69,205
Cash consideration of office building and land use rights	222,000,000
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81,023,000		22,105,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	45,050,000	[1]	671,000	[1]
Building [Member] | Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Capitalized cost	43,927,000
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,212,000	[1]	0	[1]
Office building related facility and machines [Member] | Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Capitalized cost	13,212,000
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,422,000		507,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,038,000		$ 1,336,000

[1]	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. As of December 31, 2012, the Group completed the acquisition of one parcel of the building and capitalized the related building cost of $43,927 and the cost for the facilities of the building of $13,212. As of December 31, 2012, the other parcel of the building is still under construction. Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $781, $3,393 and $14,768, respectively.